LOANS HELD-FOR-INVESTMENT - Activity (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 07, 2021 loan	Jun. 30, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
Loans Held-for-Investment [Roll Forward]
Beginning Balance, Principal Balance		$ 959,215	$ 300,135	$ 89,679
Beginning Balance, Deferred Fees/Other Items		(74,116)	(6,047)	(6,540)
Beginning Balance, Loan Fees Receivable		7,167	7,542	6,623
Beginning Balance, Net Book Value		892,266	301,630	89,762
Loan originations and acquisitions, Principal Balance		681,580	820,015	219,096
Loan originations and acquisitions, Deferred Fees/Other items			(5)	(417)
Loan originations and acquisitions, Loan Fees Receivable			5	1,085
Loan originations and acquisitions, Net Book Value		681,580	820,015	219,764
Cure payments receivable		(7,351)	7,351
Sale of loans, Principal Balance		(36,664)	(42,031)
Sale of loans, Deferred Fees/Other Items		311	1,392
Sale of loans, Net Book Value		(36,353)	(40,639)
Principal repayments received		(97,716)	(119,443)	(17,186)
Principal repayments received, Deferred Fees/Other Items		257
Principal repayments received , Net Book Value		(97,459)
Capitalized interest		(9,469)	539	8,546
Deferred fees and other items, Deferred Fees/Other Items		(5,886)	(8,969)	(1,531)
Deferred fees and other items, Loan Fees Receivable			(380)	(166)
Deferred fees and other items, Net Book Value		(5,886)	(9,349)	(1,697)
Accretion and amortization of fees and other items		(783)	2,520	2,441
Foreclosure of mezzanine loans, Principal Balance		(127,320)
Foreclosure of mezzanine loans, Deferred Fees And Other Items		3,831
Foreclosure of mezzanine loans, Loan Fees Receivable		(7,167)
Foreclosure of mezzanine loans, Net Book Value		(130,656)
Allowance for credit losses		(13,011)	(70,358)	0	$ (12,888)	$ (35,039)	$ (27,684)	$ (19,779)
Allowance for credit loss and other items		57,347
Ending Balance, Principal Balance		1,369,626	959,215	300,135
Ending Balance, Deferred Fees/Other Items		(26,390)	(74,116)	(6,047)
Ending Balance, Loan Fees Receivable		0	7,167	7,542
Ending Balance, Net Book Value		1,343,236	892,266	301,630
Mezzanine loans
Loans Held-for-Investment [Roll Forward]
Beginning Balance, Net Book Value		89,400
Allowance for credit losses		$ 0	(58,038)	$ 0	$ 0	$ (24,870)	$ (21,269)	$ (14,541)
Ending Balance, Net Book Value			$ 89,400
Number of Loans | loan	8	8	4	8
Senior loan
Loans Held-for-Investment [Roll Forward]
Repayments of debt			$ 40,800